Supplementary Financial Information (Schedule Of Estimated Aggregate Amortization Expenses) (Details) $ in Millions	Dec. 31, 2021 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2022	$ 67
2023	67
2024	66
2025	66
2026	$ 66